UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21142

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2021

Municipal (EIM)    •    California (EVM)    •    New York (ENX)

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2021

Eaton Vance

Municipal Bond Funds

Eaton Vance

Municipal Bond Fund

March 31, 2021

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	08/30/2002	2.18%	7.90%	4.43%	8.46%
Fund at Market Price	—	3.26	11.47	4.77	7.24

Bloomberg Barclays Municipal Bond Index	—	1.46%	5.51%	3.49%	4.53%

% Premium/Discount to NAV[3]

					–5.27%

Distributions[4]

Total Distributions per share for the period					$0.298
Distribution Rate at NAV					4.24%
Taxable-Equivalent Distribution Rate at NAV					7.16
Distribution Rate at Market Price					4.48
Taxable-Equivalent Distribution Rate at Market Price					7.57

% Total Leverage[5]

Residual Interest Bond (RIB) Financing					41.67%

Fund Profile

Credit Quality (% of total investments)6,7

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund

March 31, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	08/30/2002	1.45%	7.61%	4.04%	7.55%
Fund at Market Price	—	4.70	15.14	3.09	6.69

Bloomberg Barclays Municipal Bond Index	—	1.46%	5.51%	3.49%	4.53%

% Premium/Discount to NAV[3]

					–7.40%

Distributions[4]

Total Distributions per share for the period					$0.251
Distribution Rate at NAV					4.00%
Taxable-Equivalent Distribution Rate at NAV					8.71
Distribution Rate at Market Price					4.32
Taxable-Equivalent Distribution Rate at Market Price					9.41

% Total Leverage[5]

RIB Financing					41.21%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Bond Fund

March 31, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	08/30/2002	2.35%	7.14%	3.18%	6.41%
Fund at Market Price	—	5.66	10.07	2.66	5.68

Bloomberg Barclays Municipal Bond Index	—	1.46%	5.51%	3.49%	4.53%

% Premium/Discount to NAV[3]

					–8.06%

Distributions[4]

Total Distributions per share for the period					$0.264
Distribution Rate at NAV					3.98%
Taxable-Equivalent Distribution Rate at NAV					7.90
Distribution Rate at Market Price					4.33
Taxable-Equivalent Distribution Rate at Market Price					8.59

% Total Leverage[5]

RIB Financing					38.35%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Municipal Bond Funds

March 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

5

Eaton Vance

Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.4%

Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$14,239,380

Total Corporate Bonds — 1.4% (identified cost $13,890,000)		$14,239,380

Tax-Exempt Municipal Obligations — 165.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%

Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$9,194,835

Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	702,926

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	350	447,020

Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,812,462

		$16,157,243

Education — 12.7%

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$4,750	$5,469,245

District of Columbia, (KIPP DC):

4.00%, 7/1/39	275	306,103

4.00%, 7/1/44	270	297,891

4.00%, 7/1/49	385	422,699

Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.25%, 9/1/33	4,550	4,872,322

Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	11,463,528

Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,846,548

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	8,488,341

Massachusetts Health and Educational Facilities Authority, (Boston College):

5.50%, 6/1/27	5,710	7,331,697

5.50%, 6/1/30	8,325	11,179,143

New Jersey Educational Facilities Authority, (Princeton University):

4.00%, 3/1/32(2)	8,800	11,087,032

4.00%, 7/1/47(1)	10,000	11,400,900

5.00%, 7/1/29(1)	1,675	2,103,448

5.00%, 7/1/31(1)	1,125	1,404,315

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	$8,500	$10,571,025

Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	552,860

Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,574,738

Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,732,570

University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	9,009,600

University of Michigan:

5.00%, 4/1/40(1)	15,000	17,651,850

5.00%, 4/1/48(1)	3,500	4,318,545

		$128,084,400

Electric Utilities — 5.7%

Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,650	$2,991,744

Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,335,220

Michigan Public Power Agency, 5.00%, 1/1/43	700	719,880

New York Power Authority, 4.00%, 11/15/50(1)	12,500	14,442,875

Omaha Public Power District, NE:

5.00%, 2/1/40(1)	16,000	18,180,960

5.00%, 2/1/42(1)	10,000	12,281,000

Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,606,650

		$57,558,329

Escrowed / Prerefunded — 13.0%

Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	$9,750	$9,870,315

Kent Hospital Finance Authority, MI, (Spectrum Health System), Prerefunded to 1/15/22, 5.00%, 1/15/31	750	778,680

Mississippi:

Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	10,240,400

Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	13,800	14,131,752

New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/35	13,750	15,049,925

New York, NY, Prerefunded to 10/1/22, 5.00%, 10/1/32	10,000	10,730,300

North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41(1)	10,000	12,014,700

North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	10,035,500

Oregon, Prerefunded to 8/1/21, 5.00%, 8/1/35(1)	6,750	6,856,920

Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, Prerefunded to 9/1/21, 5.00%, 9/1/36	4,110	4,191,090

6	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	$10,000	$10,080,300

University of Massachusetts Building Authority, Prerefunded to 11/1/22, 5.00%, 11/1/39(1)	14,175	15,263,498

Walled Lake Consolidated School District, MI, Prerefunded to 11/1/23, 5.00%, 5/1/34	635	712,807

Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), Prerefunded to 11/15/21, 5.00%, 11/15/41(1)	11,500	11,845,575

		$131,801,762

General Obligations — 28.4%

Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$4,685,552

Boston, MA, 5.00%, 5/1/38(1)	2,000	2,533,940

California:

5.00%, 10/1/33(1)	18,800	21,733,928

5.00%, 8/1/46(1)	15,000	17,978,250

Chicago, IL, 5.00%, 1/1/44	19,880	23,120,838

Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,704,510

District of Columbia, 5.00%, 6/1/43(1)	12,000	14,782,440

Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,529,224

Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	23,786,000

Illinois:

4.00%, 11/1/38	13,000	14,209,260

4.00%, 11/1/40	2,000	2,175,380

5.50%, 5/1/39	810	997,256

5.75%, 5/1/45	830	1,033,226

Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,578,323

Massachusetts, 5.00%, 9/1/38(1)	18,500	23,357,360

Monmouth County Improvement Authority, NJ, 5.00%, 1/15/27	260	260,889

Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	11,277,000

Ohio, 5.00%, 2/1/37(1)	2,225	2,638,694

Pennsylvania:

4.00%, 4/1/29(1)	3,000	3,217,500

5.00%, 3/1/32(1)	2,750	3,449,600

Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,977,134

Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	3,285,968

State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,455,080

Tacoma School District No. 10, WA, Prerefunded to 12/1/25, 5.00%, 12/1/39(1)	10,000	12,052,800

Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,600,511

Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,225	2,665,283

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Washington:

4.00%, 7/1/28(1)	$10,000	$10,412,500

5.00%, 2/1/35(1)	23,500	26,347,260

5.00%, 2/1/38(1)	10,000	12,392,800

5.00%, 6/1/38	1,540	1,994,346

5.00%, 6/1/40	2,500	3,220,550

Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(1)	19,725	23,796,043

Winchester, MA, 5.00%, 4/15/36	160	160,533

		$286,409,978

Hospital — 12.3%

Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$1,004,499

Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/50	1,795	2,178,089

California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,200	5,897,632

Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	266,703

Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	13,411,995

Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,637,602

Grand Traverse Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	750	757,432

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	280,648

Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,335	3,690,444

Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,477,411

Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	11,367,700

Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	282,098

Massachusetts Development Finance Agency, (Partners HealthCare System):

5.00%, 7/1/41(1)	10,000	11,960,100

5.00%, 7/1/47(1)	2,375	2,826,677

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	7,300	8,811,684

Middleburg Heights, OH, (Southwest General Health Center):

5.25%, 8/1/36	500	508,325

5.25%, 8/1/41	755	767,571

Monroeville Finance Authority, PA, (UPMC Obligated Group), 5.00%, 2/15/42	500	528,195

New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	149,066

7	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	$1,750	$2,059,015

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,507,350

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):

5.00%, 1/15/27	565	607,906

5.00%, 1/15/29	165	176,708

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,806,848

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,115,480

Tampa, FL, (BayCare Health System):

4.00%, 11/15/46(1)	3,000	3,273,180

5.00%, 11/15/46(1)	12,000	13,898,040

Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	12,900	15,130,410

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,895,744

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	7,605	8,440,561

		$124,715,113

Housing — 0.3%

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$178,761

Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	1,350	1,490,967

Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	1,069,900

		$2,739,628

Industrial Development Revenue — 2.2%

George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54(2)	$2,000	$2,223,200

Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,996,622

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	12,610	14,649,542

		$21,869,364

Security	Principal Amount (000’s omitted)	Value

Insured – Bond Bank — 0.1%

Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$722,694

		$722,694

Insured – Education — 2.6%

Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$1,046,339

Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,500,612

Massachusetts Development Finance Agency, (College of the Holy Cross):

(AMBAC), 5.25%, 9/1/32(1)	750	1,051,050

(AMBAC), 5.25%, 9/1/32	15,900	22,282,260

		$25,880,261

Insured – Electric Utilities — 2.2%

Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$6,259,803

Cleveland, OH, Public Power System Revenue:

(NPFG), 0.00%, 11/15/27	2,750	2,508,082

(NPFG), 0.00%, 11/15/38	1,000	622,240

Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	5,640	6,196,499

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,618,050

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/23	1,095	1,154,382

(NPFG), 5.25%, 7/1/34	375	415,849

		$21,774,905

Insured – Escrowed / Prerefunded — 1.8%

Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$563,940

Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	13,129,357

Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	750	824,243

Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,529,520

Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,591,648

		$18,638,708

Insured – General Obligations — 7.7%

Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$13,600	$14,566,280

Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	6,127,200

8	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Clark County, NV, (AMBAC), 2.50%, 11/1/36	$11,845	$11,853,528

Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	807,030

Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,881,863

Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	16,547,879

Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,589,567

McKeesport School District, PA, (NPFG), 0.00%, 10/1/21	2,555	2,544,576

Nassau County, NY, (AGM), 5.00%, 4/1/49(1)	11,600	14,172,880

Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,143,464

Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,946,288

Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	547,740

		$77,728,295

Insured – Hospital — 0.0%(3)

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$295,210

		$295,210

Insured – Lease Revenue / Certificates of Participation — 0.3%

Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$2,795,560

New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	643,135

		$3,438,695

Insured – Other Revenue — 1.5%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$11,333,790

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGM), 3.00%, 3/1/36	1,110	1,198,201

(AGM), 3.00%, 3/1/49	2,615	2,685,736

		$15,217,727

Insured – Special Tax Revenue — 5.9%

Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/21	$1,000	$997,100

Hamilton County, OH, Sales Tax Revenue:

(AMBAC), 0.00%, 12/1/23	1,245	1,216,689

(AMBAC), 0.00%, 12/1/24	3,665	3,519,903

Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,185,732

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	961,080

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	$18,000	$26,110,980

New Jersey Economic Development Authority, (Motor Vehicle Surcharges):

(AGC), 0.00%, 7/1/26	420	391,343

(AGC), 0.00%, 7/1/27	1,120	1,018,517

Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,498,711

Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	6,650,460

		$59,550,515

Insured – Transportation — 7.8%

Chicago, IL, (O’Hare International Airport):

(AGM), 5.00%, 1/1/28	$2,500	$2,698,525

(AGM), 5.00%, 1/1/29	1,260	1,357,990

(AGM), 5.125%, 1/1/30	2,200	2,367,860

(AGM), 5.125%, 1/1/31	1,750	1,882,895

(AGM), 5.25%, 1/1/32	1,115	1,201,870

(AGM), 5.25%, 1/1/33	1,150	1,238,975

E-470 Public Highway Authority, CO:

(NPFG), 0.00%, 9/1/21	10,200	10,181,742

(NPFG), 0.00%, 9/1/22	7,800	7,758,894

(NPFG), 0.00%, 9/1/39	25,000	11,818,250

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	5,770	6,455,418

New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,309,110

Port Palm Beach District, FL:

(XLCA), 0.00%, 9/1/24	1,605	1,523,225

(XLCA), 0.00%, 9/1/25	1,950	1,807,767

(XLCA), 0.00%, 9/1/26	1,000	905,060

Puerto Rico Highway and Transportation Authority:

(AGC), 5.25%, 7/1/41	1,200	1,483,884

(AGM), 5.00%, 7/1/32	475	490,400

San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	24,659,140

		$79,141,005

Insured – Water and Sewer — 4.6%

Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$13,541,912

DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,379,500

Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,736,467

9	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)

Massachusetts Water Resources Authority:

(AGM), 5.25%, 8/1/35	$1,000	$1,488,430

(AGM), 5.25%, 8/1/38	1,070	1,631,622

Michigan Finance Authority, (Detroit Water and Sewerage Department):

(AGM), 5.00%, 7/1/31	1,500	1,709,445

(AGM), 5.00%, 7/1/32	2,845	3,240,284

(AGM), 5.00%, 7/1/33	2,435	2,771,639

(AGM), 5.00%, 7/1/35	2,970	3,373,415

(AGM), 5.00%, 7/1/37	2,435	2,759,878

Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,085,844

		$46,718,436

Lease Revenue / Certificates of Participation — 2.7%

Michigan State Building Authority, 5.00%, 10/15/51(1)	$2,200	$2,580,336

North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	24,293,000

		$26,873,336

Other Revenue — 1.2%

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$10,884,053

Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,455	1,458,186

		$12,342,239

Senior Living / Life Care — 0.9%

Clackamas County Hospital Facility Authority, OR, (Rose Villa):

5.125%, 11/15/40	$240	$259,164

5.25%, 11/15/50	160	171,424

Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	569,845

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,265	2,596,800

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	338,523

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	675	702,648

North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	1,000	1,094,970

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,690	3,084,058

Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	237,862

		$9,055,294

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 19.8%

Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	$14,425	$17,152,046

Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	12,039,600

Cleveland, OH, Income Tax Revenue:

5.00%, 10/1/39(1)	450	543,146

5.00%, 10/1/43(1)	1,800	2,154,042

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	21,551,800

Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	11,900,100

Franklin County, OH, Sales Tax Revenue:

5.00%, 6/1/38(1)	1,100	1,361,668

5.00%, 6/1/43(1)	1,100	1,346,708

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,020,990

Massachusetts School Building Authority, Sales Tax Revenue:

5.00%, 8/15/37(1)	20,200	23,721,668

5.00%, 11/15/46(1)	1,500	1,801,995

Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,475,440

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 8/1/37(1)	10,000	11,191,800

4.00%, 2/1/38	5,000	5,877,650

4.00%, 8/1/39(1)	5,000	5,559,500

4.00%, 5/1/42	3,120	3,534,461

5.00%, 2/1/37(1)	20,000	20,753,200

New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,626,820

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	10,795,500

New York Dormitory Authority, Sales Tax Revenue:

4.00%, 3/15/46(1)	14,000	15,602,720

5.00%, 3/15/43(1)	6,000	7,267,500

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	3,165,288

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,787,287

		$200,230,929

Transportation — 16.4%

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/35	$6,610	$7,737,269

5.00%, 1/1/34	1,000	1,149,200

5.00%, 1/1/38	2,105	2,449,420

10	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):

5.25%, 11/1/30	$3,845	$4,304,055

5.25%, 11/1/31	5,940	6,641,098

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	8,850	10,023,687

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:

5.00%, 7/1/37(1)	1,150	1,400,470

5.00%, 7/1/47(1)	4,575	5,465,249

Illinois Toll Highway Authority:

5.00%, 1/1/37(1)	10,000	11,827,000

5.00%, 1/1/41(1)	12,425	14,812,836

Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,799,000

Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,175	1,297,200

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	1,875	2,098,200

New Jersey Transportation Trust Fund Authority, (Transportation Program):

5.00%, 6/15/38	130	144,242

5.00%, 6/15/44	2,740	3,260,600

New Jersey Transportation Trust Fund Authority, (Transportation System):

5.00%, 12/15/24	10,000	11,563,600

5.25%, 12/15/23	1,000	1,127,080

5.50%, 6/15/31	1,150	1,160,270

New Jersey Turnpike Authority, 5.00%, 1/1/48(1)	10,000	12,153,300

New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,100,698

Port Authority of New York and New Jersey:

4.00%, 9/1/43(1)	14,000	16,010,960

5.00%, 12/1/34(1)	16,400	18,280,424

5.00%, 10/15/35(1)	2,675	3,162,011

5.00%, 10/15/42(1)	3,750	4,488,862

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	8,165	9,759,216

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,957,703

		$165,173,650

Water and Sewer — 13.3%

Atlanta, GA, Water and Wastewater Revenue:

5.00%, 11/1/43(1)	$3,750	$4,622,325

5.00%, 11/1/47(1)	5,900	7,273,933

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Charleston, SC, Waterworks and Sewer Revenue, Prerefunded to 1/1/25, 5.00%, 1/1/45(1)	$25,000	$29,253,000

Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	18,059,700

East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/45(1)	10,000	11,638,600

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	3,010,975

Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	2,000	2,389,640

Metropolitan St. Louis Sewer District, MO:

5.00%, 5/1/35(1)	8,750	10,182,462

5.00%, 5/1/36(1)	7,925	9,226,840

New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	10,566,500

Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	1,000	1,061,620

Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	255,943

Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,402,663

Texas Water Development Board:

4.00%, 10/15/47(1)	2,900	3,341,003

5.00%, 10/15/40(1)	15,500	18,352,310

		$134,637,514

Total Tax-Exempt Municipal Obligations — 165.0% (identified cost $1,514,838,073)		$1,666,755,230

Total Investments — 166.4% (identified cost $1,528,728,073)		$1,680,994,610

Other Assets, Less Liabilities — (66.4)%		$(670,693,794)

Net Assets — 100.0%		$1,010,300,816

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	16.4%

Illinois	10.2%

Others, representing less than 10% individually	73.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 20.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.3% of total investments.

11	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $338,523 or less than 0.05% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.

FGIC	–	Financial Guaranty Insurance Company

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

XLCA	–	XL Capital Assurance, Inc.

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000’s omitted)	Value

Housing — 0.6%

California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,575	$1,798,366

Total Tax-Exempt Mortgage-Backed Securities — 0.6% (identified cost $1,777,103)		$1,798,366

Tax-Exempt Municipal Obligations — 163.0%
Security	Principal Amount (000’s omitted)	Value

Education — 13.2%

California Educational Facilities Authority, (Loyola Marymount University), Green Bonds:

5.00%, 10/1/43	$2,105	$2,554,691

5.00%, 10/1/48	3,000	3,617,160

California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,806,414

California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,840,156

California State University, 5.00%, 11/1/41(1)	9,550	11,318,564

University of California, 5.00%, 5/15/46(1)	12,050	14,294,915

		$41,431,900

Electric Utilities — 0.8%

Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$2,460,480

		$2,460,480

Escrowed / Prerefunded — 39.2%

Beverly Hills Public Financing Authority, Water Revenue, CA, Prerefunded to 6/1/22, 5.00%, 6/1/37(1)	$5,725	$6,050,924

Burbank Unified School District, CA, (Election of 2013), Prerefunded to 8/1/23, 4.00%, 8/1/31(1)	6,900	7,517,205

California Educational Facilities Authority, (Harvey Mudd College):

Prerefunded to 12/1/21, 5.25%, 12/1/31	645	666,975

Prerefunded to 12/1/21, 5.25%, 12/1/36	1,100	1,137,477

California Educational Facilities Authority, (University of San Francisco):

Prerefunded to 10/1/21, 6.125%, 10/1/36	390	401,341

Prerefunded to 10/1/21, 6.125%, 10/1/36	375	385,811

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

California Health Facilities Financing Authority, (Sutter Health):

Prerefunded to 11/15/26, 5.00%, 11/15/46(1)	$1,225	$1,518,130

Prerefunded to 11/15/26, 5.00%, 11/15/46	3,265	4,046,282

Prerefunded to 8/15/21, 5.25%, 8/15/31(1)	5,000	5,092,900

California Municipal Finance Authority, (University of San Diego):

Prerefunded to 10/1/21, 5.00%, 10/1/31	1,385	1,418,157

Prerefunded to 10/1/21, 5.00%, 10/1/35	945	967,623

Prerefunded to 10/1/21, 5.25%, 10/1/26	2,270	2,327,113

Prerefunded to 10/1/21, 5.25%, 10/1/27	2,820	2,890,951

Prerefunded to 10/1/21, 5.25%, 10/1/28	2,970	3,044,725

Contra Costa Community College District, CA, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	10,848,143

Foothill-De Anza Community College District, CA, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	10,159,400

Palomar Community College District, CA, Prerefunded to 8/1/25, 5.00%, 8/1/44(1)	10,000	11,954,800

Rancho California Water District Financing Authority, CA, Prerefunded to 8/15/26, 5.00%, 8/1/46(1)	2,500	3,089,875

San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/27(1)	5,775	6,291,574

San Diego Community College District, CA, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	2,095	2,128,395

San Diego Community College District, CA, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	3,000	3,047,820

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	1,690	1,792,059

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(1)	4,000	4,662,800

San Jose-Evergreen Community College District, CA, (Election of 2010), Prerefunded to 8/1/22, 5.00%, 8/1/37(1)	4,975	5,299,072

Santa Monica Community College District, CA, (Election of 2008), Prerefunded to 8/1/24, 5.00%, 8/1/44(1)	7,500	8,675,175

Torrance Unified School District, CA, (Election of 2008), Prerefunded to 8/1/23, 5.00%, 8/1/35	7,500	8,344,725

Ventura County Community College District, CA, Prerefunded to 8/1/25, 5.00%, 8/1/30(1)	8,000	9,563,840

		$123,323,292

General Obligations — 39.7%

Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$2,064,170

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Berryessa Union School District, CA, (Election of 2014), 5.00%, 8/1/40(1)	$7,450	$9,079,911

Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,852,330

Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/48	5,000	5,918,950

California:

3.00%, 12/1/46	750	794,445

4.00%, 3/1/46(1)	8,000	9,363,120

Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/36(1)	11,250	13,567,725

Chino Valley Unified School District, CA, (Election of 2016), 5.00%, 8/1/55(1)	10,000	12,575,900

Desert Community College District, CA, 5.00%, 8/1/36(1)	7,500	8,894,475

El Camino Community College District, CA, (Election of 2012), 5.00%, 8/1/48(1)	10,000	12,206,800

Franklin-McKinley School District, CA, (Election of 2020), 4.00%, 8/1/49	1,000	1,136,380

Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/44	2,500	2,868,000

La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(1)	3,375	4,123,069

Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,786,710

Old Adobe Union School District, CA, (Election of 2018), 5.00%, 8/1/48	3,415	4,071,636

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/42(1)	3,000	3,566,640

Palo Alto, CA, (Election of 2008), 5.00%, 8/1/40	1,610	1,615,200

Redding School District, CA, (Election of 2018), 5.00%, 8/1/48	2,645	3,113,297

Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	529,250

San Bruno Park School District, CA, (Election of 2018), 5.00%, 8/1/48	2,500	2,945,425

San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,922,040

San Jose Unified School District, CA, (Election of 2012), 4.00%, 8/1/42(1)	12,000	13,728,240

Santa Rosa High School District, CA, (Election of 2014), 5.00%, 8/1/41	3,495	4,163,034

		$124,886,747

Hospital — 13.9%

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$4,550	$5,026,203

California Health Facilities Financing Authority, (City of Hope):

4.00%, 11/15/45(1)	5,000	5,670,800

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Health Facilities Financing Authority, (City of Hope): (continued)

5.00%, 11/15/32	$2,130	$2,274,819

5.00%, 11/15/35	3,040	3,241,613

California Health Facilities Financing Authority, (St. Joseph Health System):

5.00%, 7/1/33	5,080	5,591,251

5.00%, 7/1/37	2,380	2,616,715

California Health Facilities Financing Authority, (Sutter Health):

5.00%, 11/15/46(1)	1,775	2,070,537

5.00%, 11/15/46	4,735	5,523,377

California Public Finance Authority, (Sharp HealthCare):

5.00%, 8/1/47(1)	1,250	1,484,500

5.00%, 8/1/47	8,445	10,029,282

		$43,529,097

Housing — 1.8%

California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,762,300

		$5,762,300

Insured – Electric Utilities — 2.7%

Puerto Rico Electric Power Authority, CA, (NPFG), 5.25%, 7/1/34	$3,740	$4,147,398

Sacramento Municipal Utility District, CA, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,354,200

		$8,501,598

Insured – General Obligations — 18.9%

Anderson Valley Unified School District, CA, (AGM), 3.00%, 8/1/35	$500	$546,780

Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	416,852

Burbank Unified School District, CA, (Election of 1997), (NPFG), 0.00%, 8/1/21	4,135	4,129,046

Coalinga-Huron Recreation and Park District, CA, (Election of 2016):

(BAM), 3.00%, 8/1/50	750	772,290

(BAM), 4.00%, 8/1/53	1,525	1,670,470

Cotati-Rohnert Park Unified School District, CA, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	4,159,085

Garvey School District, CA, (Election of 2016):

(AGM), 5.00%, 8/1/45	2,440	2,909,163

(AGM), 5.00%, 8/1/48	1,610	1,919,571

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Grass Valley School District, CA, (Election of 2018), (BAM), 5.00%, 8/1/45	$3,000	$3,542,910

McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	750	773,482

Mountain View School District, CA, (Election of 2016):

(AGM), 4.00%, 8/1/49	1,000	1,137,110

(BAM), 5.00%, 8/1/42	1,145	1,364,508

(BAM), 5.00%, 8/1/45	1,520	1,803,647

San Diego Unified School District, CA:

(NPFG), 0.00%, 7/1/22	2,300	2,294,342

(NPFG), 0.00%, 7/1/23	5,000	4,964,850

San Juan Unified School District, CA, (AGM), 0.00%, 8/1/21	5,630	5,627,298

San Mateo County Community College District, CA:

(NPFG), 0.00%, 9/1/22	4,840	4,827,319

(NPFG), 0.00%, 9/1/23	4,365	4,331,913

(NPFG), 0.00%, 9/1/25	3,955	3,828,954

San Mateo Union High School District, CA, (NPFG), 0.00%, 9/1/21	5,240	5,237,066

Union Elementary School District, CA, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,188,032

		$59,444,688

Insured – Transportation — 1.0%

San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	$3,520	$3,164,797

		$3,164,797

Lease Revenue / Certificates of Participation — 1.1%

California Public Works Board, 5.00%, 11/1/38	$3,045	$3,393,287

		$3,393,287

Special Tax Revenue — 12.0%

Jurupa Public Financing Authority, CA:

5.00%, 9/1/30	$625	$716,131

5.00%, 9/1/32	625	715,638

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	12,644,708

Riverside County Transportation Commission, CA, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	6,970,191

San Bernardino County Transportation Authority, CA, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	11,743,151

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	4,560	4,835,378

		$37,625,197

Security	Principal Amount (000’s omitted)	Value

Transportation — 5.2%

Long Beach, CA, Harbor Revenue, 5.00%, 5/15/42(1)	$7,500	$8,630,325

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	6,019,400

San Jose, CA, Airport Revenue, 5.00%, 3/1/31	1,750	1,750,473

		$16,400,198

Water and Sewer — 13.5%

Eastern Municipal Water District Financing Authority, CA, 5.25%, 7/1/42(1)	$9,000	$11,237,850

Los Angeles Department of Water and Power, CA, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,368,700

Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,211,600

Orange County Sanitation District, CA, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,488,200

		$42,306,350

Total Tax-Exempt Municipal Obligations — 163.0% (identified cost $473,573,429)		$512,229,931

Taxable Municipal Obligations — 3.0%
Security	Principal Amount (000’s omitted)	Value

Education — 1.2%

California State University, 3.065%, 11/1/42	$1,815	$1,829,357

University of California, 3.071%, 5/15/51	2,000	1,963,140

		$3,792,497

General Obligations — 0.5%

Robla School District, CA, 2.602%, 8/1/40	$615	$591,778

Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	1,089,990

		$1,681,768

Insured – General Obligations — 0.8%

Sanger Unified School District, CA:

(BAM), 2.734%, 8/1/42	$1,250	$1,214,600

(BAM), 2.834%, 8/1/44	1,250	1,212,850

		$2,427,450

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.5%

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

1.963%, 5/15/33	$675	$635,647

2.213%, 5/15/36	650	604,942

San Jose, CA, Airport Revenue, 2.31%, 3/1/30(2)	500	494,670

		$1,735,259

Total Taxable Municipal Obligations — 3.0% (identified cost $9,880,000)		$9,636,974

Total Investments — 166.6% (identified cost $485,230,532)		$523,665,271

Other Assets, Less Liabilities — (66.6)%		$(209,378,692)

Net Assets — 100.0%		$314,286,579

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 14.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 7.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.

NPFG	–	National Public Finance Guarantee Corp.

16	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 0.6%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.6%

Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$1,383,957

Total Corporate Bonds — 0.6% (identified cost $1,350,000)		$1,383,957

Tax-Exempt Municipal Obligations — 157.5%
Security	Principal Amount (000’s omitted)	Value

Education — 18.0%

Hempstead Local Development Corp., NY, (Adelphi University):

5.00%, 6/1/31	$800	$806,064

5.00%, 6/1/32	300	302,274

Escrowed to Maturity, 5.00%, 6/1/21	950	957,201

Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):

5.00%, 6/1/50(1)	705	811,800

5.00%, 6/1/59(1)	1,150	1,315,450

New York City Cultural Resources Trust, NY, (The Juilliard School), 5.00%, 1/1/38	600	743,130

New York Dormitory Authority, (Columbia University):

5.00%, 10/1/38(2)	2,000	2,487,300

5.00%, 10/1/41(2)	10,000	10,032,200

5.00%, 10/1/41	1,275	1,279,106

New York Dormitory Authority, (New York University), 5.00%, 7/1/39(2)	2,000	2,484,060

New York Dormitory Authority, (Rockefeller University):

4.00%, 7/1/49(2)	10,000	11,440,300

5.00%, 7/1/34	100	105,719

New York Dormitory Authority, (Skidmore College):

5.00%, 7/1/26	1,175	1,188,689

5.00%, 7/1/28	325	328,786

5.25%, 7/1/30	250	253,060

Onondaga County Cultural Resources Trust, NY, (Syracuse University), 4.00%, 12/1/47(2)	7,000	8,021,510

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):

5.00%, 10/15/39	395	450,857

5.00%, 10/15/49	80	89,468

5.00%, 10/15/54	120	133,733

		$43,230,707

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 7.3%

Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/37	$1,500	$1,861,380

New York Power Authority, Green Bonds, 4.00%, 11/15/55(2)	9,000	10,358,460

Utility Debt Securitization Authority, NY:

5.00%, 12/15/33	2,895	3,250,419

5.00%, 12/15/36(2)	1,675	1,991,274

		$17,461,533

Escrowed / Prerefunded — 10.1%

Albany Municipal Water Finance Authority, NY:

Prerefunded to 12/1/21, 5.00%, 12/1/26	$755	$779,387

Prerefunded to 12/1/21, 5.00%, 12/1/29	500	516,150

Geneva Development Corp., NY, (Hobart and William Smith Colleges):

Prerefunded to 9/1/23, 5.00%, 9/1/30	200	222,974

Prerefunded to 9/1/23, 5.00%, 9/1/33	105	117,061

Prerefunded to 9/1/23, 5.00%, 9/1/34	200	222,974

Series 2012, Prerefunded to 9/1/22, 5.00%, 9/1/32	1,935	2,066,986

Series 2014, Prerefunded to 9/1/23, 5.00%, 9/1/32	200	222,974

Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,538,525

New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 4/26/21, 5.00%, 3/15/33	650	651,846

New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	7,620	8,340,395

New York Thruway Authority, Prerefunded to 1/1/22, 5.00%, 1/1/37	3,240	3,357,969

Onondaga County Cultural Resources Trust, NY, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	3,820	4,308,616

		$24,345,857

General Obligations — 6.7%

New York City, NY:

4.00%, 8/1/34	$1,170	$1,336,351

4.00%, 12/1/41	530	612,542

5.00%, 8/1/34(2)	10,000	11,041,000

Washingtonville Central School District, NY:

0.05%, 6/15/35	950	688,275

0.05%, 6/15/36	950	664,173

0.05%, 6/15/37	950	644,014

0.05%, 6/15/38	950	624,730

0.05%, 6/15/39	695	443,125

		$16,054,210

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.4%

Brookhaven Local Development Corp., NY, (Long Island Community Hospital):

3.375%, 10/1/40	$1,500	$1,537,965

4.00%, 10/1/45	500	546,935

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,195	2,296,628

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/40	635	710,235

New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	2,051,590

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center):

5.00%, 7/1/42	1,500	1,808,250

Prerefunded to 1/1/22, 4.375%, 7/1/34(2)	9,825	10,133,603

New York Dormitory Authority, (Montefiore Obligated Group):

4.00%, 8/1/36	4,135	4,660,724

4.00%, 9/1/50	180	200,475

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(1)	3,800	4,193,794

Suffolk County Economic Development Corp., NY, (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,380	6,448,713

		$34,588,912

Housing — 5.9%

New York City Housing Development Corp., NY:

3.40%, 11/1/39	$1,000	$1,070,480

3.55%, 11/1/44	1,270	1,346,327

3.70%, 11/1/38	885	949,694

3.80%, 11/1/43	1,675	1,788,314

4.05%, 11/1/41	2,030	2,200,906

New York Housing Finance Agency:

(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	1,109,174

(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	537,400

(FNMA), 3.95%, 11/1/37	1,000	1,082,000

New York Mortgage Agency:

3.60%, 10/1/34	1,980	2,151,329

4.10%, 10/1/38	410	429,557

Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,649,700

		$14,314,881

Industrial Development Revenue — 3.1%

Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$995	$1,061,158

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New York Liberty Development Corp., (Goldman Sachs Group, Inc.):

5.25%, 10/1/35	$895	$1,259,802

5.50%, 10/1/37	1,440	2,119,982

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.375%, 10/1/45	2,665	3,048,440

		$7,489,382

Insured – Education — 1.6%

New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$89,255

New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	1,345	1,862,368

New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,907,080

		$3,858,703

Insured – General Obligations — 8.3%

East Northport Fire District, NY:

(AGC), 4.50%, 11/1/21	$200	$200,634

(AGC), 4.50%, 11/1/22	200	200,608

(AGC), 4.50%, 11/1/23	200	200,612

Nassau County, NY:

(AGM), 5.00%, 7/1/42	1,000	1,221,330

(AGM), 5.00%, 4/1/43(2)	10,000	12,315,400

Oyster Bay, NY, (AGM), 4.00%, 8/1/28	4,585	4,789,262

Yonkers, NY, (AGM), 2.00%, 2/15/41	1,000	944,650

		$19,872,496

Insured – Lease Revenue / Certificates of Participation — 1.9%

Ulster County Resource Recovery Agency, NY, Solid Waste System:

(AMBAC), 0.00%, 3/1/23	$1,090	$1,079,067

(AMBAC), 0.00%, 3/1/25	3,635	3,510,465

		$4,589,532

Insured – Other Revenue — 2.4%

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGM), 3.00%, 3/1/40	$785	$826,911

(AGM), 3.00%, 3/1/49	4,785	4,914,434

		$5,741,345

18	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.6%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	$3,000	$1,566,000

		$1,566,000

Insured – Transportation — 5.0%

Metropolitan Transportation Authority, NY, Green Bonds:

(AGM), 4.00%, 11/15/46	$1,440	$1,611,057

(AGM), 4.00%, 11/15/48(2)	7,120	8,021,677

New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,340	2,433,647

		$12,066,381

Lease Revenue / Certificates of Participation — 3.9%

Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42(2)	$8,000	$9,378,720

		$9,378,720

Other Revenue — 9.3%

Build NYC Resource Corp., NY, (Children’s Aid Society), 4.00%, 7/1/49	$1,400	$1,562,316

New York City Transitional Finance Authority, NY, (Building Aid):

5.00%, 7/15/32(2)	10,000	11,783,700

5.00%, 7/15/37(2)	2,200	2,720,498

New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,975	6,231,686

		$22,298,200

Senior Living / Life Care — 2.4%

Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):

4.00%, 11/1/45	$600	$629,688

5.00%, 11/1/24	165	186,858

5.25%, 11/1/25	325	381,960

5.25%, 11/1/26	200	239,710

5.25%, 11/1/36	970	1,111,183

Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	25,485

Westchester County Local Development Corp., NY, (Kendal on Hudson):

5.00%, 1/1/28	1,090	1,148,838

5.00%, 1/1/34	630	657,266

Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,333,680

		$5,714,668

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 30.0%

Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 5.00%, 11/15/31(2)	$10,000	$10,717,700

New York City Transitional Finance Authority, NY, Future Tax Revenue:

3.00%, 11/1/47	1,000	1,036,580

4.00%, 8/1/41	3,750	4,272,525

4.00%, 5/1/42	5,430	6,151,321

4.00%, 8/1/42	2,100	2,372,769

5.00%, 2/1/35(2)	10,000	10,043,800

New York Dormitory Authority, Personal Income Tax Revenue:

4.00%, 3/15/47(2)	10,000	11,403,000

5.00%, 6/15/31(2)	9,250	9,985,838

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	2,000	2,422,500

New York State Urban Development Corp., Personal Income Tax Revenue, 3.00%, 3/15/48	3,400	3,519,986

Sales Tax Asset Receivable Corp., NY, 5.00%, 10/15/30(2)	8,900	10,278,610

		$72,204,629

Transportation — 20.9%

Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$1,205	$1,417,478

Nassau County Bridge Authority, NY:

5.00%, 10/1/35	1,915	1,921,473

5.00%, 10/1/40	365	366,205

New York Thruway Authority:

4.00%, 1/1/36	2,500	2,859,775

4.00%, 1/1/46(2)	10,000	11,485,900

4.00%, 1/1/50	2,625	2,950,946

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):

(AMT), 4.00%, 7/1/33	835	904,029

(AMT), 5.25%, 1/1/50	3,240	3,651,707

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

4.00%, 12/1/42	3,740	4,172,194

5.00%, 12/1/36	480	593,400

(AMT), 4.00%, 12/1/40	100	111,503

Port Authority of New York and New Jersey:

4.00%, 7/15/41	2,000	2,356,320

5.00%, 12/1/34(2)	820	914,021

5.00%, 10/15/35(2)	8,000	9,456,480

5.00%, 10/15/36(2)	1,200	1,447,632

(AMT), 4.00%, 9/1/43(2)	5,000	5,646,000

		$50,255,063

19	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.7%

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

5.00%, 6/15/46(2)	$2,000	$2,372,880

Prerefunded to 6/15/21, 5.00%, 6/15/44(2)	8,750	8,833,825

Suffolk County Water Authority, NY, 5.00%, 6/1/36(2)	2,000	2,516,800

		$13,723,505

Total Tax-Exempt Municipal Obligations — 157.5% (identified cost $355,788,780)		$378,754,724

Taxable Municipal Obligations — 0.3%
Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 0.3%

New York City Industrial Development Agency, NY, (Queens Baseball Stadium):

(AGM), 2.236%, 1/1/34	$280	$263,505

(AGM), 2.336%, 1/1/35	425	400,091

Total Taxable Municipal Obligations — 0.3% (identified cost $705,000)		$663,596

Total Investments — 158.4% (identified cost $357,843,780)		$380,802,277

Other Assets, Less Liabilities — (58.4)%		$(140,367,062)

Net Assets — 100.0%		$240,435,215

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 12.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 9.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $7,382,202 or 3.1% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

20	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2021

Statements of Assets and Liabilities (Unaudited)

	March 31, 2021
Assets	Municipal Fund	California Fund	New York Fund

Investments —

Identified cost	$1,528,728,073	$485,230,532	$357,843,780

Unrealized appreciation	152,266,537	38,434,739	22,958,497

Investments, at value	$1,680,994,610	$523,665,271	$380,802,277

Cash	$50,796,721	$8,213,691	$2,083,804

Interest receivable	18,525,042	4,836,070	4,386,311

Receivable for investments sold	648,741	—	3,720,000

Total assets	$1,750,965,114	$536,715,032	$390,992,392

Liabilities

Payable for floating rate notes issued	$724,885,354	$221,222,437	$149,973,713

Payable for when-issued securities	13,259,672	500,000	—

Payable to affiliate:

Investment adviser fee	882,686	272,427	198,959

Interest expense and fees payable	1,308,304	305,661	273,401

Accrued expenses	328,282	127,928	111,104

Total liabilities	$740,664,298	$222,428,453	$150,557,177

Net Assets	$1,010,300,816	$314,286,579	$240,435,215

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$719,532	$249,943	$181,183

Additional paid-in capital	892,760,635	311,794,508	229,646,918

Distributable earnings	116,820,649	2,242,128	10,607,114

Net Assets	$1,010,300,816	$314,286,579	$240,435,215

Common Shares Outstanding	71,953,184	24,994,339	18,118,294

Net Asset Value

Net assets ÷ common shares issued and outstanding	$14.04	$12.57	$13.27

21	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2021

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2021
Investment Income	Municipal Fund	California Fund	New York Fund

Interest	$29,692,762	$8,789,314	$6,562,290

Total investment income	$29,692,762	$8,789,314	$6,562,290

Expenses

Investment adviser fee	$5,254,811	$1,609,824	$1,187,503

Trustees’ fees and expenses	43,221	13,482	10,102

Custodian fee	117,771	38,509	28,965

Transfer and dividend disbursing agent fees	20,503	12,528	9,683

Legal and accounting services	99,571	54,623	51,568

Printing and postage	41,572	12,398	9,239

Interest expense and fees	1,959,844	597,769	438,994

Miscellaneous	19,369	13,305	17,255

Total expenses	$7,556,662	$2,352,438	$1,753,309

Net investment income	$22,136,100	$6,436,876	$4,808,981

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$5,166,978	$585,154	$255,150

Net realized gain	$5,166,978	$585,154	$255,150

Change in unrealized appreciation (depreciation) —

Investments	$(6,822,709)	$(2,813,155)	$112,289

Net change in unrealized appreciation (depreciation)	$(6,822,709)	$(2,813,155)	$112,289

Net realized and unrealized gain (loss)	$(1,655,731)	$(2,228,001)	$367,439

Net increase in net assets from operations	$20,480,369	$4,208,875	$5,176,420

22	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2021

Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund

From operations —

Net investment income	$22,136,100	$6,436,876	$4,808,981

Net realized gain	5,166,978	585,154	255,150

Net change in unrealized appreciation (depreciation)	(6,822,709)	(2,813,155)	112,289

Net increase in net assets from operations	$20,480,369	$4,208,875	$5,176,420

Distributions to common shareholders	$(21,413,263)	$(6,283,577)	$(4,783,230)

Net increase (decrease) in net assets	$(932,894)	$(2,074,702)	$393,190

Net Assets

At beginning of period	$1,011,233,710	$316,361,281	$240,042,025

At end of period	$1,010,300,816	$314,286,579	$240,435,215

23	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2020
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund

From operations —

Net investment income	$43,303,259	$11,813,279	$8,875,413

Net realized gain (loss)	1,126,362	(1,830,414)	(4,259,268)

Net change in unrealized appreciation (depreciation)	2,442,549	3,663,575	(121,807)

Net increase in net assets from operations	$46,872,170	$13,646,440	$4,494,338

Distributions to common shareholders	$(42,638,372)	$(11,562,381)	$(8,771,066)

Capital share transactions —

Cost of shares repurchased in tender offer (see Note 5)	$(107,235,821)	$—	$—

Net decrease in net assets from capital share transactions	$(107,235,821)	$—	$—

Net increase (decrease) in net assets	$(103,002,023)	$2,084,059	$(4,276,728)

Net Assets

At beginning of year	$1,114,235,733	$314,277,222	$244,318,753

At end of year	$1,011,233,710	$316,361,281	$240,042,025

24	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2021

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2021
Cash Flows From Operating Activities	Municipal Fund	California Fund	New York Fund

Net increase in net assets from operations	$20,480,369	$4,208,875	$5,176,420

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(57,690,591)	(46,095,756)	(34,863,210)

Investments sold	134,984,795	51,466,740	35,259,820

Net amortization/accretion of premium (discount)	2,143,450	1,325,018	1,221,000

Decrease in interest receivable	1,241,889	188,000	117,498

Increase in payable to affiliate for investment adviser fee	11,709	7,843	6,728

Decrease in interest expense and fees payable	(508,273)	(97,756)	(97,566)

Increase (decrease) in accrued expenses	34,396	(12,919)	(22,135)

Net change in unrealized (appreciation) depreciation from investments	6,822,709	2,813,155	(112,289)

Net realized gain from investments	(5,166,978)	(585,154)	(255,150)

Net cash provided by operating activities	$102,353,475	$13,218,046	$6,431,116

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(21,413,263)	$(6,283,577)	$(4,783,230)

Proceeds from secured borrowings	—	—	8,000,000

Repayment of secured borrowings	(31,410,000)	—	(7,725,000)

Net cash used in financing activities	$(52,823,263)	$(6,283,577)	$(4,508,230)

Net increase in cash	$49,530,212	$6,934,469	$1,922,886

Cash at beginning of period	$1,266,509	$1,279,222	$160,918

Cash at end of period	$50,796,721	$8,213,691	$2,083,804

Supplemental disclosure of cash flow information:

Cash paid for interest and fees	$2,468,117	$695,525	$536,560

25	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2021

Financial Highlights

	Municipal Fund

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$14.050		$13.980	$12.940	$13.740	$14.480	$13.870

Income (Loss) From Operations

Net investment income(1)	$0.308		$0.571	$0.522	$0.573	$0.640	$0.706

Net realized and unrealized gain (loss)	(0.020)		0.033	0.982	(0.785)	(0.739)	0.631

Total income (loss) from operations	$0.288		$0.604	$1.504	$(0.212)	$(0.099)	$1.337

Less Distributions

From net investment income	$(0.298)		$(0.563)	$(0.517)	$(0.572)	$(0.641)	$(0.727)

Tax return of capital	—		—	—	(0.016)	—	—

Total distributions	$(0.298)		$(0.563)	$(0.517)	$(0.588)	$(0.641)	$(0.727)

Anti-dilutive effect of share repurchase program(1)	$—		$—	$0.022	$—	$—	$—

Discount on tender offer (see Note 5)(1)	$—		$0.029	$0.031	$—	$—	$—

Net asset value — End of period	$14.040		$14.050	$13.980	$12.940	$13.740	$14.480

Market value — End of period	$13.300		$13.170	$12.960	$11.530	$12.680	$13.620

Total Investment Return on Net Asset Value(2)	2.18	%(3)	4.99%	12.72%	(1.09)%	(0.19)%	10.19%

Total Investment Return on Market Value(2)	3.26	%(3)	6.15%	17.28%	(4.50)%	(2.08)%	14.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,010,301		$1,011,234	$1,114,236	$881,990	$936,652	$987,016

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.10	%(4)	1.13%	1.11%	1.07%	1.07%	1.05%

Interest and fee expense(5)	0.39	%(4)	1.05%	1.51%	1.25%	0.93%	0.53%

Total expenses	1.49	%(4)	2.18%	2.62%	2.32%	2.00%	1.58%

Net investment income	4.35	%(4)	4.09%	3.89%	4.29%	4.67%	4.92%

Portfolio Turnover	3	%(3)	7%	18%	17%	6%	18%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2021

Financial Highlights — continued

	California Fund

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$12.660		$12.570	$11.780	$12.450	$13.050	$12.720

Income (Loss) From Operations

Net investment income(1)	$0.258		$0.473	$0.438	$0.482	$0.566	$0.637

Net realized and unrealized gain (loss)	(0.097)		0.080	0.802	(0.641)	(0.582)	0.377

Total income (loss) from operations	$0.161		$0.553	$1.240	$(0.159)	$(0.016)	$1.014

Less Distributions

From net investment income	$(0.251)		$(0.463)	$(0.454)	$(0.511)	$(0.584)	$(0.684)

Tax return of capital	—		—	(0.020)	—	—	—

Total distributions	$(0.251)		$(0.463)	$(0.474)	$(0.511)	$(0.584)	$(0.684)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$0.024	$—	$—	$—

Net asset value — End of period	$12.570		$12.660	$12.570	$11.780	$12.450	$13.050

Market value — End of period	$11.640		$11.360	$11.330	$9.960	$12.040	$13.560

Total Investment Return on Net Asset Value(2)	1.45	%(3)	4.93%	11.54%	(0.79)%	0.27%	8.22%

Total Investment Return on Market Value(2)	4.70	%(3)	4.46%	18.91%	(13.26)%	(6.67)%	22.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$314,287		$316,361	$314,277	$251,940	$266,346	$279,281

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.10	%(4)	1.12%	1.15%	1.16%	1.15%	1.13%

Interest and fee expense(5)	0.38	%(4)	1.00%	1.59%	1.41%	1.01%	0.58%

Total expenses	1.48	%(4)	2.12%	2.74%	2.57%	2.16%	1.71%

Net investment income	4.06	%(4)	3.76%	3.61%	3.99%	4.55%	4.89%

Portfolio Turnover	8	%(3)	20%	17%	24%	19%	12%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2021

Financial Highlights — continued

	New York Fund

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$13.250		$13.480	$12.770	$13.610	$14.290	$13.940

Income (Loss) From Operations

Net investment income(1)	$0.265		$0.490	$0.476	$0.539	$0.599	$0.666

Net realized and unrealized gain (loss)	0.019		(0.236)	0.745	(0.815)	(0.661)	0.402

Total income (loss) from operations	$0.284		$0.254	$1.221	$(0.276)	$(0.062)	$1.068

Less Distributions

From net investment income	$(0.264)		$(0.484)	$(0.497)	$(0.564)	$(0.618)	$(0.718)

Tax return of capital	—		—	(0.014)	—	—	—

Total distributions	$(0.264)		$(0.484)	$(0.511)	$(0.564)	$(0.618)	$(0.718)

Net asset value — End of period	$13.270		$13.250	$13.480	$12.770	$13.610	$14.290

Market value — End of period	$12.200		$11.800	$12.440	$11.060	$12.930	$14.320

Total Investment Return on Net Asset Value(2)	2.35	%(3)	2.37%	10.25%	(1.50)%	0.02%	8.01%

Total Investment Return on Market Value(2)	5.66	%(3)	(1.21)%	17.47%	(10.20)%	(5.18)%	19.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$240,435		$240,042	$244,319	$199,929	$213,185	$223,810

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.08	%(4)	1.09%	1.10%	1.19%	1.22%	1.18%

Interest and fee expense(5)	0.36	%(4)	0.93%	1.38%	1.35%	0.94%	0.53%

Total expenses	1.44	%(4)	2.02%	2.48%	2.54%	2.16%	1.71%

Net investment income	3.97	%(4)	3.68%	3.63%	4.10%	4.41%	4.66%

Portfolio Turnover	8	%(3)	31%	25%	15%	10%	11%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund (Municipal Fund), Eaton Vance California Municipal Bond Fund (California Fund) and Eaton Vance New York Municipal Bond Fund (New York Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax and, in state specific funds, taxes in its specified state and city (if any).

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

29

Eaton Vance

Municipal Bond Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at March 31, 2021. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2021, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund	California Fund	New York Fund

Floating Rate Notes Outstanding	$724,885,354	$221,222,437	$149,973,713

Interest Rate or Range of Interest Rates (%)	0.07 - 0.47	0.09 - 0.17	0.08 - 0.17

Collateral for Floating Rate Notes Outstanding	$1,045,787,058	$320,631,010	$209,734,688

For the six months ended March 31, 2021, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Municipal Fund	California Fund	New York Fund

Average Floating Rate Notes Outstanding	$736,115,385	$220,285,000	$153,874,588

Average Interest Rate	0.53%	0.54%	0.57%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2021.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

30

Eaton Vance

Municipal Bond Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2020, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Municipal Fund	California Fund	New York Fund

Deferred capital losses:

Short-term	$41,570,795	$16,455,098	$8,729,267

Long-term	$2,222,377	$19,853,838	$3,671,999

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:

	Municipal Fund	California Fund	New York Fund

Aggregate cost	$803,806,262	$265,103,357	$208,337,024

Gross unrealized appreciation	$152,863,863	$37,605,910	$22,880,218

Gross unrealized depreciation	(560,869)	(266,433)	(388,678)

Net unrealized appreciation	$152,302,994	$37,339,477	$22,491,540

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Each Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and each Fund’s investment advisory agreement with EVM in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.600% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund and, to a limited extent, the amount of floating-rate notes included as a liability in the Fund’s Statement of Assets and Liabilities. Average weekly gross assets are calculated by adding to net assets the amount payable by the Fund to floating rate note holders, such adjustment being limited to an amount set forth in each Fund’s investment advisory agreement. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2021, the investment adviser fees were as follows:

	Municipal Fund	California Fund	New York Fund

Investment Adviser Fee	$5,254,811	$1,609,824	$1,187,503

31

Eaton Vance

Municipal Bond Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2021 were as follows:

	Municipal Fund	California Fund	New York Fund

Purchases	$51,668,877	$40,092,072	$31,943,495

Sales	$115,963,536	$50,321,612	$38,824,820

5  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Funds for the six months ended March 31, 2021 and the year ended September 30, 2020 pursuant to such plans.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Funds. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, each Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate a Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2021 and the year ended September 30, 2020.

On November 14, 2019, Municipal Fund commenced a cash tender offer for up to 5% or 3,986,326 of its outstanding common shares at a price equal to 98% of the Fund’s net asset value per share (the “tender price”) as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. The tender offer expired at 5:00 P.M. Eastern Time on December 13, 2019. In accordance with the terms and conditions of the tender offer, because the number of shares tendered exceeded the number of shares offered to purchase, Municipal Fund purchased shares from tendering shareholders on a pro-rata basis (disregarding fractional shares). The purchase price of the properly tendered shares was equal to $13.6639 per share for an aggregate purchase price of $54,468,760.

On June 25, 2020, Municipal Fund commenced a cash tender offer for up to 5% or 3,787,010 of its outstanding common shares at the tender price as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. The tender offer expired at 5:00 P.M. Eastern Time on July 24, 2020. In accordance with the terms and conditions of the tender offer, because the number of shares tendered exceeded the number of shares offered to purchase, Municipal Fund purchased shares from tendering shareholders on a pro-rata basis (disregarding fractional shares). The purchase price of the properly tendered shares was equal to $13.9337 per share for an aggregate purchase price of $52,767,061.

At March 31, 2021, according to the filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, three affiliated entities together owned 10.8% of the California Fund’s common shares.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Eaton Vance

Municipal Bond Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

At March 31, 2021, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$14,239,380	$—	$14,239,380

Tax-Exempt Municipal Obligations	—	1,666,755,230	—	1,666,755,230

Total Investments	$—	$1,680,994,610	$—	$1,680,994,610

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Mortgage-Backed Securities	$—	$1,798,366	$—	$1,798,366

Tax-Exempt Municipal Obligations	—	512,229,931	—	512,229,931

Taxable Municipal Obligations	—	9,636,974	—	9,636,974

Total Investments	$—	$523,665,271	$—	$523,665,271

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$1,383,957	$—	$1,383,957

Tax-Exempt Municipal Obligations	—	378,754,724	—	378,754,724

Taxable Municipal Obligations	—	663,596	—	663,596

Total Investments	$—	$380,802,277	$—	$380,802,277

7  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

33

Eaton Vance

Municipal Bond Funds

March 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

The Funds held a Joint Special Meeting of Shareholders (the “Special Meeting”) with certain other Eaton Vance closed-end funds on January 7, 2021 for the following purpose: approval of a new investment advisory agreement with EVM (“Proposal 1”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

California Municipal Bond Fund Proposal 1	12,857,886	368,651	396,903	0

Municipal Bond Fund Proposal 1	36,949,407	1,036,054	1,078,918	0

New York Municipal Bond Fund Proposal 1	8,655,214	336,504	499,254	0

(1)	Fractional shares were voted proportionately.

(2)

All shares that were voted and votes to abstain were counted towards establishing a quorum, as were broker non-votes. (Broker non-votes are shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.) Abstentions and broker non-votes had the effect of a negative vote on Proposal 1. Broker non-votes were not expected with respect to Proposal 1 because brokers are required to receive instructions from the beneficial owners or persons entitled to vote in order to submit proxies.

34

Eaton Vance

Municipal Bond Funds

March 31, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance California Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund and Eaton Vance Municipal Bond Fund.

At a meeting held on November 10, 2020 (the “November Meeting”), the Board of Trustees (each, a “Board” and, collectively, the “Board”) of each closed-end Fund (each, a “Fund” and, collectively, the “Funds”(1)) managed by Eaton Vance Management (“Eaton Vance”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds or Eaton Vance, voted to approve a new investment advisory agreement between each Fund and Eaton Vance, each of which is intended to go into effect upon the completion of the Transaction (as defined below) (each, a “New Agreement” and, collectively, the “New Agreements”). The Board’s evaluative process is more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by Eaton Vance and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendations. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including, but not limited to, information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from Eaton Vance and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by Eaton Vance and Morgan Stanley and their respective affiliates during meetings on November 5, 2020 and November 10, 2020.

The Contract Review Committee again met with senior representatives of Eaton Vance and Morgan Stanley at its meeting on November 10, 2020, to further discuss the approval of the New Agreements. The representatives from Eaton Vance and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered Eaton Vance’s and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impact, of the Transaction that relate to the Funds, including the expected impact on the businesses conducted by Eaton Vance with respect to the Funds;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•

A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction, including with respect to the solicitation of shareholder approval of the New Agreements;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to the potential impact of the Transaction on personnel and/or other resources of Eaton Vance and its affiliates, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at Eaton Vance and its affiliates;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

(1)	References to the Funds do not include Eaton Vance Floating-Rate Income Plus Fund.

35

Eaton Vance

Municipal Bond Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of Eaton Vance and its affiliates as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements

•	A representation that, after the Closing, all of the Funds will continue to be advised by Eaton Vance, and will continue under the “Eaton Vance” brand;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and Eaton Vance (collectively, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by Eaton Vance in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by Eaton Vance to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•	Profitability analyses of Eaton Vance with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Closing, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information regarding any contemplated changes to the policies and practices of Eaton Vance with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ post-Closing affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about Eaton Vance

•

Information about the financial results and condition of Eaton Vance since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Confirmation that there are no immediately contemplated post-Closing changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable post-Closing;

36

Eaton Vance

Municipal Bond Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance and/or administrator to each of the Funds;

•

Information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters;

•	Confirmation that Eaton Vance intends to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that Eaton Vance and Morgan Stanley will continue to keep the Board apprised of developments as the Transaction progresses and prior to and, as applicable, following the Closing;

•	Confirmation that the current senior management team at Eaton Vance has indicated its strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of Eaton Vance regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received reports and participated in presentations provided by Eaton Vance and its affiliates with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by Eaton Vance under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by Eaton Vance under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of Eaton Vance, and that Morgan Stanley and Eaton Vance have advised the Board that, following the Closing, there is not expected to be any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and Eaton Vance and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Closing, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and Eaton Vance’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered Eaton Vance’s management capabilities, investment processes and investment performance in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of Eaton Vance’s investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and

37

Eaton Vance

Municipal Bond Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

other services, the compensation methods of Eaton Vance and other factors, including the reputation and resources of Eaton Vance to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and Eaton Vance regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from Eaton Vance and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which Eaton Vance or its affiliates may be subject in managing the Funds and in connection with the Transaction. The Board considered the deep experience of Eaton Vance and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Funds. In this regard, the Board considered, among other things, Eaton Vance’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of Eaton Vance and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of Eaton Vance and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of Eaton Vance, the Board noted information regarding the impact of the Transaction, as well as Eaton Vance’s and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by Eaton Vance and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanations from Eaton Vance concerning the Fund’s relative performance versus the peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, Eaton Vance and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by Eaton Vance and its affiliates and that the Transaction was not expected to have an adverse effect on the ability of Eaton Vance and its affiliates to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by Eaton Vance, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by Eaton Vance in response to inquiries from the Contract Review Committee. The Board considered that the New Agreement does not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by Eaton Vance to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services Eaton Vance provides to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to Eaton Vance as between each Fund and other types of accounts.

38

Eaton Vance

Municipal Bond Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by Eaton Vance, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by Eaton Vance and relevant affiliates thereof in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by Eaton Vance and its affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by Eaton Vance and its affiliates were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and Eaton Vance are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from Eaton Vance and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by Eaton Vance and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to Eaton Vance and its affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by Eaton Vance and its affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by Eaton Vance and its affiliates in connection with services provided pursuant to the Current Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of Eaton Vance and its affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which Eaton Vance and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of Eaton Vance and its affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and Eaton Vance are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by Eaton Vance, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by Eaton Vance. The Board also considered the fact that the Funds are not continuously offered in the same manner as an open-end fund and that the Funds’ assets may not increase materially in the foreseeable future.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

39

Eaton Vance

Municipal Bond Funds

March 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

40

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

41

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

42

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

43

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7727    3.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 24, 2021